Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Latin America Fund	Dec. 30, 2023
Fidelity Latin America Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.37%
Past 5 years	(3.06%)
Past 10 years	(4.23%)
Fidelity Latin America Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(1.46%)
Past 5 years	(4.02%)
Past 10 years	(5.48%)
Fidelity Latin America Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.46%
Past 5 years	(2.48%)
Past 10 years	(3.06%)
IXYE1
Average Annual Return:
Past 1 year	9.19%
Past 5 years	(0.90%)
Past 10 years	(1.96%)